Operating lease and other commitment (Tables)	6 Months Ended
Jun. 30, 2019
Operating Lease And Other Commitment Tables Abstract
Operating lease right-of-use assets
(amounts in dollars)	Operating lease right-of-use asset
Balances as of January 1, 2019	$393,110
Accumulated amortization	(128,161)

Balances as of June 30, 2019	$264,949

Operating lease liability

(amounts in dollars)	Lease liability due within one year	Lease liability long-term	Total
Balances as of January 1, 2019	$86,061	$318,716	$404,777
Repayments of lease liability	(41,620)	(83,547)	(125,167)
Other		2,902	2,902
Balances as of June 30, 2019	$44,441	$238,071	$282,512